Related Party Transactions - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 20, 2020	May 31, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 26, 2024 nominee
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment, shares withheld for tax withholding obligation | shares		124,568
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Management fees, percentage	2.50%
Settlement of liabilities on behalf of entity by related party, related party transactions			$ 2.4	$ 6.1
Amounts payable, related party transactions			$ 0.0	$ 1.1
Number of nominee directors, related party transactions | nominee					2
Ownership percentage, related party transactions					20.00%